Intangibles (Schedule) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Cost	$ 454,171,000	$ 530,807,000
Accumulated Amortization	288,242,000	310,729,000
Net book value	165,929,000	220,078,000
Additions	18,227,000	1,000,000
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	223,510,000	235,369,000
Accumulated Amortization	168,041,000	160,847,000
Net book value	55,469,000	74,522,000
Additions	4,300,000	74,000
Weighted average amortization period of additions	5 years 0 months 0 days	5 years 0 months 0 days
Adjustments to fair value of intangibles acquired in prior periods	0	0
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	182,233,000	243,961,000
Accumulated Amortization	97,564,000	131,112,000
Net book value	84,669,000	112,849,000
Additions	13,225,000	1,241,000
Weighted average amortization period of additions	6 years 6 months 25 days	7 years 5 months 30 days
Adjustments to fair value of intangibles acquired in prior periods	0	0
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	11,249,000	11,171,000
Accumulated Amortization	6,958,000	4,919,000
Net book value	4,291,000	6,252,000
Additions	578,000	(315,000)
Weighted average amortization period of additions	5 years 0 months 0 days	3 years 5 months 30 days
Adjustments to fair value of intangibles acquired in prior periods	0	(400,000)
Transfer Station Permits [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	25,119,000	27,708,000
Accumulated Amortization	7,527,000	6,973,000
Net book value	17,592,000	20,735,000
Additions	0	0
Weighted average amortization period of additions	0 years 0 months 0 days	0 years 0 months 0 days
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	12,060,000	12,598,000
Accumulated Amortization	8,152,000	6,878,000
Net book value	3,908,000	5,720,000
Additions	$ 124,000	$ 0
Weighted average amortization period of additions	1 year 0 months 0 days	0 years 0 months 0 days